INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2024	$ 362
2025	354
2026	160
2027	5
Intangible assets, net	$ 881	$ 1,142